Allowance for credit losses - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
COVID-19 Pandemic
Allowance For Credit Loss [Line Items]
Increase in allowance for credit loss		$ 17,000
Ukraine conflict
Allowance For Credit Loss [Line Items]
Increase in allowance for credit loss	$ 75,800